SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Interest paid	$3,289	$2,132	$1,638
Income taxes paid	$597	$524	$364

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Accounts receivable	$136	$(124)	$(445)
Prepayments	(13)	(471)	(117)
Accounts payable and other	(349)	(43)	(342)
Changes in non-cash working capital, net(1)	$(226)	$(638)	$(904)

(1)During the year ended December 31, 2024, changes in non-cash working capital include a $0.5 billion (2023: $0.3 billion, 2022: $0.3 billion) reduction to cash related to the impact of finance lease receivables signed at our North American residential decarbonization infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are more than offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.